Ordinary Shares and Equity Incentive Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	Jul. 27, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)		43,647,083	42,513,532
Granted (in shares)		15,873,386
Total share-based compensation expense		$ 67,467	$ 33,358	$ 7,945
2021 Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)						3,742,961
Ordinary shares reserved for future issuance, annual increase percentage						1.00%
Maximum ownership of shares						5.00%
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in dollars per share)			900,000,000		900,000,000
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in dollars per share)			232,500,000		232,500,000
Public Stock Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense			$ 5,500
Sale of stock, number of shares issued in transaction (in shares)	1,120,809
Public Stock Offering - Shares From Existing Shareholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	521,473
Sale of stock, price per share (in dollars per share)	$ 18.08
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		3 years 3 months 18 days
Share-based compensation expense not yet recognized		$ 123,100
Restricted Stock Units (RSUs) | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		$ 13,000	$ 6,000
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		6 months
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		7 years
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Award expiration period		10 years
Weighted average grant date fair value of options granted in period (in dollars per share)			$ 16.63	$ 4.40
Aggregate grant date fair value of options vested during the period		$ 12,000	$ 3,200	$ 2,600
Share-based payment arrangement, nonvested award, cost not yet recognized amount		$ 14,200
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		2 years
Expected dividend yield		0.00%	0.00%	0.00%
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)		8,674,132	13,474,214		13,951,037
Ordinary shares reserved for future issuance, annual increase percentage					5.00%